ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance	37,732	45,146	76,677
Warranty provision	45,053	68,411	27,944
Warranty costs incurred	(35,432)	(31,943)	(21,011)
Foreign exchange effect	(2,207)	(4,937)	(8,091)
Ending balance	45,146	76,677	75,519